Revenue (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contract Balances
Unbilled revenue	$ 24,300	$ 24,900	$ 8,800
Deferred revenue	$ 1,100	$ 765	$ 565
Products
Disaggregation of Revenue [Line Items]
Percentage of revenues	51.00%
Rental revenue
Disaggregation of Revenue [Line Items]
Percentage of revenues	25.00%
Field service and other revenue
Disaggregation of Revenue [Line Items]
Percentage of revenues	24.00%
United States
Disaggregation of Revenue [Line Items]
Percentage of revenues	99.00%